Income Tax and Social Contribution - Summary of Changes in Deferred Tax (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Beginning balance	R$ (2,266,230)	R$ (2,060,563)
Recorded through income	(295,620)	(426,341)
Property, plant and equipment-useful life review		132,503
Other comprehensive income	27,977	8,201
Tax loss carryforwards used to settle other tax installments	(2,114)	3,555
Tax loss carryforwards over change of shareholding interest in subsidiary		60,583
Business combination	(24,164)
Other	7,825	15,832
Ending balance	R$ (2,552,326)	R$ (2,266,230)